Tyco International Finance S.A. (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Statements of Operations
Net revenue	[1]	$ 9,902	$ 10,332	$ 10,058
Cost of product sales		4,072	4,250	3,985
Cost of services		2,198	2,297	2,404
Selling, general and administrative expenses		2,573	3,037	2,838
Separation costs (see Note 2)		0	1	8
Restructuring and asset impairment charges, net		(175)	(47)	(111)
Operating (loss) income		884	700	712
Interest income		15	14	16
Interest expense		(102)	(97)	(100)
Other (expense) income, net		(82)	(1)	(29)
Equity in net income of subsidiaries		0	0	0
Intercompany interest and fees		0	0	0
Income (Loss) from Continuing Operations before Income and Minority Interest		715	616	599
Income tax (benefit) expense		(100)	(24)	(108)
Equity income (loss) in earnings of unconsolidated subsidiaries		0	206	(48)
Income from continuing operations		615	798	443
(Loss) income from discontinued operations, net of income taxes		(66)	1,041	90
Net income		549	1,839	533
Less: noncontrolling interest in subsidiaries net (loss) income		(2)	1	(3)
Net income attributable to Tyco ordinary shareholders		551	1,838	536
Tyco International plc
Statements of Operations
Net revenue		0	0	0
Cost of product sales		0	0	0
Cost of services		0	0	0
Selling, general and administrative expenses		7	(7)	11
Separation costs (see Note 2)			0	3
Restructuring and asset impairment charges, net		0	0	0
Operating (loss) income		(7)	7	(14)
Interest income		0	0	2
Interest expense		0	0	(1)
Other (expense) income, net		0	(6)	(31)
Equity in net income of subsidiaries		557	1,866	(12,666)
Intercompany interest and fees		3	(28)	13,248
Income (Loss) from Continuing Operations before Income and Minority Interest		553	1,839	538
Income tax (benefit) expense		(2)	$ 1	(2)
Equity income (loss) in earnings of unconsolidated subsidiaries				0
Income from continuing operations		551	$ 1,840	536
(Loss) income from discontinued operations, net of income taxes		0	(2)	0
Net income		551	1,838	536
Less: noncontrolling interest in subsidiaries net (loss) income		0	0	0
Net income attributable to Tyco ordinary shareholders		551	1,838	536
Tyco Fire Security Finance SCA [Member]
Statements of Operations
Net revenue		0
Cost of product sales		0
Cost of services		0
Selling, general and administrative expenses		0
Restructuring and asset impairment charges, net		0
Operating (loss) income		0
Interest income		0
Interest expense		0
Other (expense) income, net		0
Equity in net income of subsidiaries		591
Income (Loss) from Continuing Operations before Income and Minority Interest		591
Income tax (benefit) expense		0
Income from continuing operations		591
(Loss) income from discontinued operations, net of income taxes		0
Net income		591
Less: noncontrolling interest in subsidiaries net (loss) income		0
Net income attributable to Tyco ordinary shareholders		$ 591
Tyco International Finance S.A.
Condensed Financial Statements, Captions
Ownership percentage of subsidiary		100.00%
Statements of Operations
Net revenue		$ 0	0	0
Cost of product sales		0	0	0
Cost of services		0	0	0
Selling, general and administrative expenses		2	4	1
Separation costs (see Note 2)			0	0
Restructuring and asset impairment charges, net		0	0	0
Operating (loss) income		(2)	(4)	(1)
Interest income		0	0	0
Interest expense		(100)	(95)	(95)
Other (expense) income, net		(88)	0	0
Equity in net income of subsidiaries		674	1,881	2,563
Intercompany interest and fees		106	105	122
Income (Loss) from Continuing Operations before Income and Minority Interest		590	1,887	2,589
Income tax (benefit) expense		1	$ (1)	(2)
Equity income (loss) in earnings of unconsolidated subsidiaries				0
Income from continuing operations		591	$ 1,886	2,587
(Loss) income from discontinued operations, net of income taxes		0	0	0
Net income		591	1,886	2,587
Less: noncontrolling interest in subsidiaries net (loss) income		0	0	0
Net income attributable to Tyco ordinary shareholders		591	1,886	2,587
Other Subsidiaries
Statements of Operations
Net revenue		9,902	10,332	10,058
Cost of product sales		4,072	4,250	3,985
Cost of services		2,198	2,297	2,404
Selling, general and administrative expenses		2,564	3,040	2,826
Separation costs (see Note 2)			1	5
Restructuring and asset impairment charges, net		(175)	(47)	(111)
Operating (loss) income		893	697	727
Interest income		15	14	14
Interest expense		(2)	(2)	(4)
Other (expense) income, net		6	5	2
Equity in net income of subsidiaries		0	0	0
Intercompany interest and fees		(109)	(72)	(13,362)
Income (Loss) from Continuing Operations before Income and Minority Interest		803	642	(12,623)
Income tax (benefit) expense		(99)	(24)	(104)
Equity income (loss) in earnings of unconsolidated subsidiaries			206	(48)
Income from continuing operations		704	824	(12,775)
(Loss) income from discontinued operations, net of income taxes		(66)	1,038	82
Net income		638	1,862	(12,693)
Less: noncontrolling interest in subsidiaries net (loss) income		(2)	1	(3)
Net income attributable to Tyco ordinary shareholders		640	1,861	(12,690)
Consolidating Adjustments
Statements of Operations
Net revenue		0	0	0
Cost of product sales		0	0	0
Cost of services		0	0	0
Selling, general and administrative expenses		0	0	0
Separation costs (see Note 2)			0	0
Restructuring and asset impairment charges, net		0	0	0
Operating (loss) income		0	0	0
Interest income		0	0	0
Interest expense		0	0	0
Other (expense) income, net		0	0	0
Equity in net income of subsidiaries		(1,822)	(3,747)	10,103
Intercompany interest and fees		0	(5)	(8)
Income (Loss) from Continuing Operations before Income and Minority Interest		(1,822)	(3,752)	10,095
Income tax (benefit) expense		0	0	0
Equity income (loss) in earnings of unconsolidated subsidiaries			0	0
Income from continuing operations		(1,822)	(3,752)	10,095
(Loss) income from discontinued operations, net of income taxes		0	5	8
Net income		(1,822)	(3,747)	10,103
Less: noncontrolling interest in subsidiaries net (loss) income		0	0	0
Net income attributable to Tyco ordinary shareholders		$ (1,822)	$ (3,747)	$ 10,103

[1]	Net revenue is attributed to individual countries based on the jurisdiction of formation of the reporting entity that records the transaction.